Scope of Consolidation and Non-Consolidated Entities - The Effect of Adjustments on Cellectis' Statements of Financial Position and Statements of Operations (Unaudited) (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Total non-current assets	$ 114,389	$ 114,389	$ 113,205	$ 101,265		$ 117,406
Total current assets	113,285	113,285	96,494	233,005		122,043
Total assets held for sale				0		21,768
TOTAL ASSETS	227,674	227,674	209,700	334,270		261,216
Shareholders' equity
Share capital	3,491	3,491	3,492	4,365		2,955
Premiums related to the share capital	477,291	477,291	474,391	522,785		583,122
Currency translation adjustment	(37,050)	(37,050)	(37,505)	(36,690)		(28,605)
Retained earnings	(305,392)	(305,392)	(304,994)	(304,707)		(333,365)
Net income (loss)	(41,781)	(41,781)	(59,264)	(101,059)		(106,139)
Total shareholders' equity - Group Share	96,558	96,558	76,123	84,695		117,968
Non-controlling interests				0		7,973
Total shareholders' equity	96,558	96,558	76,123	84,695		125,941	$ 236,474	$ 308,846
Liabilities [abstract]
Total non-current liabilities	89,068	89,068	89,625	94,431		72,279
Total current liabilities	42,047	42,047	43,953	155,144		48,131
Total liabilities related to asset held for sale				0		14,864
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	227,674	227,674	209,700	334,270		261,216
Profit or loss [abstract]
Total revenues and other income	2,001	5,560	7,203	9,193		25,725	38,597
Total operating expenses	(25,660)	(52,612)	(74,926)	(106,495)		(115,390)	(142,077)
Operating income (loss)			(67,723)	(97,302)		(89,666)	(103,481)
Financial income	10,440	11,214	16,133	21,479		8,880	13,218
Financial expenses	(16,284)	(21,461)	(23,085)	(40,642)		(17,815)	(6,486)
Net Financial gain (loss)	(5,845)	(10,247)	(6,952)	(19,163)		(8,935)	6,731
Income tax	(258)	(258)	(365)	(371)		(87)	0
Income (loss) from continuing operations	(29,762)	(57,557)	(75,040)	(116,835)		(98,688)	(96,749)
Income (loss) from discontinued operations	13,834	8,392	8,392	8,392		(15,345)	(28,358)
Net income (loss)	(15,928)	(49,165)	(66,648)	(108,443)		(114,034)	(125,107)
Attributable to shareholders of Cellectis	(11,371)	(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Attributable to non-controlling interests	$ (4,557)	$ (7,384)	$ (7,384)	$ (7,384)		$ (7,894)	$ (10,910)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.2)	$ (0.78)	$ (1.09)	$ (1.77)		$ (2.33)	$ (2.55)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.2)		(1.09)	(1.77)		(2.33)	(2.55)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.33	$ 0.29	0.29	0.28	[1]	(0.16)	(0.39)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0.33		$ 0.29	$ 0.28	[1]	$ (0.16)	$ (0.39)
Previously Reported [member]
Assets [abstract]
Total non-current assets	$ 114,389	$ 114,389	$ 113,205
Total current assets	113,285	113,285	96,494
TOTAL ASSETS	227,674	227,674	209,700
Shareholders' equity
Share capital	3,491	3,491	3,492
Premiums related to the share capital	476,224	476,224	473,325
Currency translation adjustment	(37,050)	(37,050)	(37,505)
Retained earnings	(305,392)	(305,392)	(304,994)
Net income (loss)	(40,715)	(40,715)	(58,197)
Total shareholders' equity - Group Share	96,558	96,558	76,123
Total shareholders' equity	96,558	96,558	76,123			$ 125,941
Liabilities [abstract]
Total non-current liabilities	89,068	89,068	89,625
Total current liabilities	42,047	42,047	43,953
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	227,674	227,674	209,700
Profit or loss [abstract]
Total revenues and other income	2,001	5,560	7,203
Total operating expenses	(25,660)	(52,612)	(74,926)
Operating income (loss)			(67,723)
Financial income	32,266	33,041	37,960
Financial expenses	(16,284)	(21,461)	(23,085)
Net Financial gain (loss)	15,982	11,580	14,875
Income tax	(258)	(258)	(365)
Income (loss) from continuing operations	(7,935)	(35,731)	(53,213)
Income (loss) from discontinued operations	(5,647)	(10,377)	(10,377)
Net income (loss)	(13,583)	(46,108)	(63,590)
Attributable to shareholders of Cellectis	(10,648)	(40,715)	(58,197)
Attributable to non-controlling interests	$ (2,935)	$ (5,393)	$ (5,393)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.19)	$ (0.76)	$ (1.07)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.19)		(1.07)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	(0.05)	$ (0.09)	(0.09)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ (0.05)		$ (0.09)
Adjustment [member]
Shareholders' equity
Premiums related to the share capital	$ 1,066	$ 1,066	$ 1,066
Net income (loss)	(1,066)	(1,066)	(1,066)
Profit or loss [abstract]
Financial income	(21,827)	(21,827)	(21,827)
Net Financial gain (loss)	(21,827)	(21,827)	(21,827)
Income (loss) from continuing operations	(21,827)	(21,827)	(21,827)
Income (loss) from discontinued operations	19,482	18,769	18,769
Net income (loss)	(2,345)	(3,058)	(3,058)
Attributable to shareholders of Cellectis	(723)	(1,066)	(1,066)
Attributable to non-controlling interests	$ (1,622)	$ (1,991)	$ (1,991)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.01)	$ (0.02)	$ (0.02)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.01)		(0.02)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.38	$ 0.39	0.38
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0.38		$ 0.38

[1]	Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation